RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended										12 Months Ended	6 Months Ended					0 Months Ended	1 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended
	May 31, 2013	Apr. 30, 2013	Nov. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jul. 31, 2007	Sep. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002	Aug. 04, 2014	Jun. 30, 2014	Feb. 28, 2014	Sep. 11, 2013	Jan. 31, 2013	Mar. 28, 2012	Dec. 31, 2008	Dec. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Mar. 28, 2012 First Advance [Member]	Mar. 28, 2012 Second Advance [Member]	Dec. 31, 2008 Related Party [Member]	Sep. 11, 2013 Samuel Herschkowitz [Member]	Aug. 31, 2012 Samuel Herschkowitz [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member]	Feb. 28, 2014 Samuel Herschkowitz [Member]	Aug. 15, 2012 Samuel Herschkowitz [Member]	Dec. 31, 2013 Samuel Herschkowitz [Member] Non-Convertible Grid Note [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member] Minimum [Member]	Apr. 30, 2012 Samuel Herschkowitz [Member] Maximum [Member]	Sep. 11, 2013 Sok Partners [Member]	May 31, 2012 Sok Partners [Member]	Mar. 31, 2012 Sok Partners [Member]	Dec. 31, 2012 Sok Partners [Member]	Dec. 31, 2013 Sok Partners [Member] Non-Convertible Grid Note [Member]	Jan. 31, 2014 Sok Partners [Member] Non-Convertible Grid Note [Member] Subsequent Event [Member]	Feb. 28, 2014 Sok Partners [Member] Non-Convertible Grid Note [Member] Subsequent Event [Member]	Mar. 31, 2012 Sok Partners [Member] Minimum [Member]	Mar. 31, 2012 Sok Partners [Member] Maximum [Member]	Mar. 14, 2012 Sok Partners [Member] Common Stock [Member]	Jul. 31, 2014 Sok Partners [Member] Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2012 Dr Herschkowitz and Sok Partners Llc [Member]	Sep. 30, 2013 Gadbaw [Member]	Sep. 30, 2013 Morawetz [Member]	Jun. 30, 2012 Board of Directors Chairman [Member]	Jun. 30, 2012 Director [Member]	Feb. 28, 2014 Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments Made To Officers One																																																		$ 25,000
Proceeds from Issuance or Sale of Equity											3,000,000		3,000,000									2,055,000
Payments Made To Officers Two																																																			30,000
Related Party Transaction, Due from (to) Related Party																					2,000						46,000
Converible Note Percentage			20.00%	20.00%			20.00%
Converible Note Principal Amount			156,243	600,000			240,000
Notes Payable, Total																																							357,282			305,589.04
Debt Instrument, Convertible, Effective Interest Rate												24.00%																												10.00%
Advance Under Note																									300,000	84,657											300,000	300,000
Cash Advance Net Of Interest																				60,000
Debt Instrument, Convertible, Conversion Price		$ 0.10																$ 0.014	$ 0.12	$ 0.065
Stock Issued During Period, Shares, Conversion of Units																																					4,615,385	4,615,385
Stock Issued During Period, Value, Conversion of Units							600,000
Stock Issued During Period, Shares, Other							1,546,667
Stock Transferred During Period						7,500,000
Shares Issued Related Party Transactions One					277,778
Price Per Share Related Party Transactions					$ 0.09
Compensation Issued In Lieu Of Cash					25,000
Warrants Shares Related Party Transactions					30,000
Warrants Price Per Share Related Party Transactions					$ 0.15
Shares Issued Related Party Transactions Two																													26,500,000
Debt Instrument Convertible Conversion Price Minimum																																$ 0.014
Debt Instrument Convertible Conversion Price Maximum																																$ 0.065
Shares Issued Related Party Transactions Three			1,562,430
Proceeds from Related Party Debt			155,000
Convertible Note Due Date		Aug. 31, 2013
Related Party Transaction, Description of Transaction												(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
Equity Bonus Valued At Common Stock Rate																																											$ 0.014	$ 0.065
Additional Issue Of Common Stock Shares																																													16,000,000
Stock Issued During Period Shares New Issues	357,163	1,041,622																												7,500,000								13,250,000									13,250,000					25,000
Percentage Of Interest Rate On Event Of Default																																		20.00%	24.00%
Percentage Of Accrued Interest																														20.00%
Proceeds From Offering Of Securities																							2,000,000	4,000,000
Compensation Payment Pursuant To Merger										listing the Companys shares on NASDAQ pursuant to an underwritten offering of the Companys securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.
Common Shares received on resignation																																																50,000	50,000
Common shares received per share on resignation									$ 0.325
Compensation received from serving as board members									20,000
Issuance of shares to satisy previous contractual agreements									30,000
Debt Instrument, Periodic Payment																												314,484								680,444
Conversion of Stock, Shares Converted																												22,463,172								48,603,721
Proceeds from Notes Payable																																								300,000
Debt Instrument, Maturity Date								Apr. 30, 2008																																Feb. 28, 2014
Debt Instrument, Interest Rate, Effective Percentage												24.00%																												10.00%
Percentage Of Gross Proceeds Received In Advance																																	10.00%
Amount Received In Three Tranches																																								250,000
Additional Proceeds From Notes Payable																																									20,000
Percentage Of Increase In Interest In Case Of Default																																									20.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															4,615,385	1,615,383	1,600,000														111,111																					3,846
Stock Issued During Period, Value, New Issues														$ 5,000																																						$ 19,231
Securities Purchase Agreement Terms																																														(i) a senior convertible note, in an original principal amount of $122,195.60 (the SOK Note), which SOK Note shall be convertible into a certain amount of shares (the SOK Conversion Shares) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the SOK Warrant) to initially acquire up to 407,318 additional shares of Common Stock (the SOK Warrant Shares, and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the SOK Securities) for an aggregate purchase price of $100,000 (an approximately 22.2% original issue discount) (the SOK Convertible Notes Offering).
Beneficial Ownership Percentage												57.00%